BORROWINGS	12 Months Ended
Dec. 31, 2021
Financial Instruments [Abstract]
BORROWINGS	BORROWINGS
Principal repayments on total borrowings due over the next five years and thereafter are as follows:

(US$ MILLIONS)	Business services	Infrastructure services	Industrials	Total borrowings
2022	$3	$30	$60	$93
2023	2	30	541	573
2024	1,014	30	109	1,153
2025	—	2,880	155	3,035
2026	—	—	89	89
Thereafter	—	—	439	439
Total - Principal repayments	$1,019	$2,970	$1,393	$5,382
Total - Deferred financing costs and other	$(31)	$(91)	$(14)	$(136)
Total - December 31, 2021	$988	$2,879	$1,379	$5,246
Total - December 31, 2020	$1,007	$2,908	$1,274	$5,189
Total borrowings as at December 31, 2021 were $5,246 million (2020: $5,189 million).
Some of the company’s subsidiaries have credit facilities in which they borrow and repay on a monthly basis. These movements have been shown on a net basis in the consolidated statements of cash flows.
The company has financing arrangements within its operating businesses that trade in public markets or are held at major financial institutions. The financing arrangements are primarily composed of term loans, credit facilities, and notes and debentures which are subject to fixed or floating rates. Most of these borrowings are not subject to financial maintenance covenants, however, some are subject to fixed charge coverage, leverage ratios and minimum equity or liquidity covenants.
The company’s operations are currently in compliance with all material covenant requirements, and the company continues to work with its subsidiaries to monitor performance against such covenant requirements.
The weighted average interest rates and terms of total borrowings are as follows:

	Weighted average rate		Weighted average term (years)		Total
(US$ MILLIONS, except as noted)	2021	2020	2021	2020	2021	2020
Business services	4.3%	4.7%	2.4	3.4	$988	$1,007
Infrastructure services	3.4%	3.9%	3.6	4.6	2,879	2,908
Industrials	8.3%	7.1%	7.6	8.5	1,379	1,274
Total	4.8%	4.8%	4.4	5.3	$5,246	$5,189
Total borrowings by currency are as follows:

(US$ MILLIONS, except as noted)	December 31, 2021	Local currency	December 31, 2020	Local currency
U.S. dollars	$2,878	$2,878	$2,908	$2,908
Brazilian reals	1,379	7,695	1,274	6,622
Australian dollars	985	1,357	994	1,292
Other	4	2	13	29
Total	$5,246		$5,189